Filed electronically with the Securities and Exchange Commission on
                                October 29, 1999

                                                              File No. 33-11802
                                                              File No. 811-5002

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /___/

                           Pre-Effective Amendment No.                    /___/
                         Post-Effective Amendment No. 29                  /_X_/
                                     and/or           --
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                   /___/

         Amendment No. 30                                                 /_X_/
                       --

                             Kemper Variable Series
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000
                                                           --------------
                        Philip J. Collora, Vice President
                                    Secretary
                             KEMPER VARIABLE SERIES
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/    Immediately upon filing pursuant to paragraph (b)
/___/    60 days after filing pursuant to paragraph (a) (1)
/___/    75 days after filing pursuant to paragraph (a) (2)
/_X_/    On October 29, 1999 pursuant to paragraph (b)
/___/    On _______________ pursuant to paragraph (a) (1)
/___/    On _______________ pursuant to paragraph (a) (2) of Rule 485
/___/    On _______________ pursuant to paragraph (a) (3) of Rule 485

         If Appropriate, check the following box:
/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Kemper Variable Series

PROSPECTUS October 29, 1999

KEMPER VARIABLE SERIES
222 South Riverside Plaza, Chicago, Illinois 60606 (800) 778-1482

Kemper Variable Series offers a choice of 26 investment portfolios, three of which are offered herein (each a "Portfolio"), to investors applying for certain variable life insurance and variable annuity contracts offered by Participating Insurance Companies.

The three offered Portfolios are:


KVS Focused Large Cap Growth Portfolio

KVS Growth And Income Portfolio

KVS Growth Opportunities Portfolio

Shares of the Portfolios are available exclusively as pooled funding vehicles for variable life insurance and variable annuity contracts of Participating Insurance Companies.

This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus.

Shares of the Portfolios are not FDIC-insured, have no bank guarantees and may lose value.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CONTENTS



FUND INVESTMENT CONCEPT........................................................3

ABOUT THE PORTFOLIOS...........................................................4

KVS FOCUSED LARGE CAP GROWTH PORTFOLIO.........................................4

Investment objective...........................................................4

Main investment strategies.....................................................4

Other investments..............................................................5

Risk management strategies.....................................................5

Main risks.....................................................................5

KVS GROWTH AND INCOME PORTFOLIO................................................7

Investment objective...........................................................7

Main investment strategies.....................................................7

Other investments..............................................................8

Risk management strategies.....................................................8

Main risks.....................................................................8

KVS GROWTH OPPORTUNITIES PORTFOLIO............................................10

Investment objective..........................................................10

Main investment strategies....................................................10

Other investments.............................................................11

Risk management strategies....................................................11

Main risks....................................................................11

ABOUT YOUR INVESTMENT.........................................................13

INVESTMENT MANAGER............................................................13

PURCHASE AND REDEMPTION.......................................................20

DISTRIBUTIONS AND TAXES.......................................................21

FUND INVESTMENT CONCEPT

Kemper Variable Series (the "Fund") is an open-end, registered management investment company, currently comprising 26 portfolios, three of which are offered herein. Additional portfolios may be created from time to time. The Fund is intended to be a funding vehicle for variable life insurance contracts ("VLI contracts") and variable annuity contracts ("VA contracts") offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Fund currently does not foresee any disadvantages to the holders of VLI contracts and VA contracts arising from the fact that the interests of the holders of such contracts may differ. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken. The VLI contracts and the VA contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.

Individual   VLI  contract   holders  and  VA  contract   holders  are  not  the
"shareholders" of the Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their VLI and VA contract holders.

Shares of the Portfolios are not FDIC-insured, have no bank guarantees and may lose value.

ABOUT THE PORTFOLIOS

KVS FOCUSED LARGE CAP GROWTH PORTFOLIO

Investment objective

The Portfolio seeks growth through long-term capital appreciation. Unless otherwise indicated, the Portfolio's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The Portfolio seeks to achieve its objective by investing in common stocks that have sufficient growth potential to offer above average long-term capital appreciation.

The Portfolio invests at least 65% of its total assets in the equity securities of seasoned, financially strong U.S. growth companies (typically those with a market value of $10 billion or more). Growth stocks are stocks of companies with above-average earnings growth potential. The Portfolio uses a "bottom-up" method of analysis based on fundamental research to determine which common stocks to purchase. The Portfolio focuses on companies that the portfolio manager considers likely to have long-term returns greater than the average for companies included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Portfolio seeks companies which have at the time of purchase one or more of the following characteristics:

o earnings-per-share or revenue growth greater than the average of the S&P 500 Index;

o a dominant company in its industry with a sustainable competitive advantage; or

o an exceptional management team with a clearly articulated vision of their company's future.

If the stock price appreciates to a level that the portfolio manager believes is not sustainable, the Portfolio generally will sell the stock to realize the existing profits and avoid a potential price correction.

Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Other investments

To a more limited extent, the Portfolio may, but is not required to, utilize other investments and investment techniques that may impact Portfolio performance including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

Risk management strategies

The Portfolio manages risk by diversifying widely among market sectors and companies. The Portfolio also may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

For temporary defensive purposes, the Portfolio may invest up to 100% of its assets in high-quality debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

There are market and investment risks with any security. The value of an investment in the Portfolio will fluctuate over time and it is possible to lose money invested in the Portfolio.

The Portfolio's principal risks are associated with investing in the stock market, equity and growth investing, and the investment manager's skill in managing the Portfolio.

The Portfolio's returns and net asset value will go up and down. Stock market movements will affect the Portfolio's share price on a daily basis. Declines in value are possible in both the overall stock market and in the types of securities held by the Portfolio.

An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the Portfolio participates in the success or failure of any company in which it holds stock. Compared to other classes of financial assets, such as bonds or cash equivalents, common stocks have historically offered a greater potential for gain on investment. However, the market value of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic or financial market movements.

Because of their perceived return potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience greater share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potential and broader economic activity. If the growth stocks the

Portfolio invests in do not produce the expected earnings growth, their share price may drop and the Portfolio's net asset value would decline.

To the extent that the Portfolio invests in foreign securities, particularly investments in emerging markets, there are added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

The Portfolio expects to trade securities actively. This strategy could increase transaction costs, result in taxable capital gains and reduce performance.

The investment manager's skill in choosing appropriate investments for the Portfolio will determine in large part the Portfolio's ability to achieve its investment objective.

Past performance


Because the Portfolio commenced operations less than one year ago, no past performance information is available.

KVS GROWTH AND INCOME PORTFOLIO

Investment objective

The Portfolio seeks long-term capital growth and current income. Unless otherwise indicated, the Portfolio's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The Portfolio's manager applies a "bottom-up" approach in choosing investments. In other words, it looks mostly for equity and income-producing securities that meet its investment criteria one at a time. If the Portfolio is unable to find such investments, much of the Portfolio's assets may be in cash or similar investments.

The Portfolio normally emphasizes investments in common stocks. It normally will invest up to 75% of its total assets in equity securities selected primarily for their growth potential and at least 25% of its total assets in securities the portfolio manager believes have income potential.

The Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks have the potential to appreciate in value. The portfolio manager generally seeks to identify common stocks of companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria.

The Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, currency exchange rates, and prospects for economic growth among countries or geographic regions may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest.

The Portfolio shifts assets between the growth and income components of its holdings based on the portfolio manager's analysis of relevant market, financial and economic conditions. If the portfolio manager believes that growth securities may provide better returns than the yields then available or expected on income-producing securities, the Portfolio will place a greater emphasis on the growth component of its holdings.

The growth component of the Portfolio is expected to consist primarily of common
stocks,  but  may  also  include  warrants,   preferred  stocks  or  convertible
securities selected primarily for their growth potential.

The income component of the Portfolio will consist of securities that the portfolio manager believes have income potential. Such securities may include equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or if the portfolio manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Other investments

To a more limited extent, the Portfolio may, but is not required to, utilize other investments and investment techniques that may impact Portfolio performance including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

In addition, the Portfolio may invest in debt securities, indexed/structured securities, high-yield/high-risk bonds (less than 35% of the Portfolio's total assets) and securities purchased on a when-issued, delayed delivery or forward commitment basis.

Risk management strategies

The Portfolio manages risk by diversifying widely among market sectors and companies. The Portfolio also may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

For temporary defensive purposes, the Portfolio may invest up to 100% of its assets in high-quality debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

There are market and investment risks with any security. The value of an investment in the Portfolio will fluctuate over time and it is possible to lose money invested in the Portfolio.

The Portfolio's principal risks are associated with investing in the stock market, equity and growth investing, and the investment manager's skill in managing the Portfolio.

The Portfolio's returns and net asset value will go up and down. Stock market movements will affect the Portfolio's share price on a daily basis. Declines in value are possible in both the overall stock market and in the types of securities held by the Portfolio.

An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the Portfolio participates in the success or failure of any company in which it holds stock. Compared to other classes of financial assets, such as bonds or cash equivalents, common stocks have historically offered a greater potential for gain on investment. However, the market value of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless.

Because of their perceived return potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience greater share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potential and broader economic activity. If the growth stocks the Portfolio invests in do not produce the expected earnings growth, their share price may drop and the Portfolio's net asset value would decline.

To the extent that the Portfolio invests in foreign securities, particularly investments in emerging markets, there are added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

The Portfolio expects to trade securities actively. This strategy could increase transaction costs, result in taxable capital gains and reduce performance.

The investment manager's skill in choosing appropriate investments for the Portfolio will determine in large part the Portfolio's ability to achieve its investment objective.

Past performance


Because the Portfolio commenced operations less than one year ago, no past performance is available.

KVS GROWTH OPPORTUNITIES PORTFOLIO

Investment objective

The Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. Unless otherwise indicated, the Portfolio's investment objective and policies may be changed without a vote of shareholders.

Main investment strategies

The Portfolio's manager applies a "bottom-up" approach in choosing investments. In other words, it looks for companies with earnings growth potential one at a time. If the Portfolio is unable to find investments with earnings growth potential, a significant portion of the Portfolio's assets may be in cash or similar investments.

The Portfolio invests primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

The Portfolio may invest substantially all of its assets in common stocks if the portfolio manager believes that common stocks will appreciate in value. The portfolio manager generally seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. The portfolio manager makes this assessment by looking at companies one at a time, regardless of size, country of organization, place of principal business activity, or other similar selection criteria. Realization of income is not a significant consideration when choosing investments for the Portfolio. Income realized on the Portfolio's investments will be incidental to the Portfolio's objective.

The Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. The portfolio manager seeks companies that meet his selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, currency exchange rates, and prospects for economic growth among countries, regions or geographic area may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest.

Of course, there can be no guarantee that by following these strategies, the Portfolio will achieve its objective.

Other investments

To a more limited extent, the Portfolio may, but is not required to, utilize other investments and investment techniques that may impact Portfolio performance including, but not limited to, options, futures and other derivatives (financial instruments that derive their value from other securities or commodities, or that are based on indices).

In addition, the Portfolio may invest in debt securities, indexed/structured securities, high-yield/high-risk bonds (less than 35% of the Portfolio's total assets) and securities purchased on a when-issued, delayed delivery or forward commitment basis.

Risk management strategies

The Portfolio manages risk by diversifying widely among market sectors and companies. The Portfolio also may, but is not required to, use certain derivatives in an attempt to manage risk. The use of derivatives could magnify losses.

For temporary defensive purposes, the Portfolio may invest up to 100% of its assets in high-quality debt securities, cash and cash equivalents. In such a case, the Portfolio would not be pursuing, and may not achieve, its objective.

Main risks

There are market and investment risks with any security. The value of an investment in the Portfolio will fluctuate over time and it is possible to lose money invested in the Portfolio.

The Portfolio's principal risks are associated with investing in the stock market, equity and growth investing, and the investment manager's skill in managing the Portfolio.

The Portfolio's returns and net asset value will go up and down. Stock market movements will affect the Portfolio's share price on a daily basis. Declines in value are possible in both the overall stock market and in the types of securities held by the Portfolio.

An investment in the common stock of a company represents a proportionate ownership interest in that company. Therefore, the Portfolio participates in the success or failure of any company in which it holds stock. Compared to other classes of financial assets, such as bonds or cash equivalents, common stocks have historically offered a greater potential for gain on investment. However, the market value of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless.

Because of their perceived return potential, growth stocks are typically in demand and tend to carry relatively high prices. Growth stocks generally experience greater share price fluctuations as the market reacts to changing perceptions of the underlying companies' growth potential and broader economic activity. If the growth stocks the Portfolio invests in do not produce the expected earnings growth, their share price may drop and the Portfolio's net asset value would decline.

To the extent that the Portfolio invests in foreign securities, particularly investments in emerging markets, there are added risks due to the possibility of inadequate or inaccurate financial information about companies, potential political disturbances and fluctuations in currency exchange rates. Foreign securities are often thinly traded and could be harder to sell at a fair price generally, or in specific market situations.

The Portfolio expects to trade securities actively. This strategy could increase transaction costs, result in taxable capital gains and reduce performance.

The investment manager's skill in choosing appropriate investments for the Portfolio will determine in large part the Portfolio's ability to achieve its investment objective.

Past performance

Because the Portfolio commenced operations less than one year ago, no past performance information is available.

ABOUT YOUR INVESTMENT

INVESTMENT MANAGER

Each Portfolio retains the investment management firm of Scudder Kemper Investments, Inc., 345 Park Avenue, New York, New York, to manage its daily investment and business affairs subject to the policies established by the Fund's Board. Scudder Kemper Investments, Inc. actively manages the Portfolios' investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. Scudder Kemper Investments, Inc. is one of the largest and most experienced investment management organizations worldwide, managing more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

KVS Focused Large Cap Growth Portfolio, KVS Growth And Income Portfolio and KVS Growth Opportunities Portfolio each pays the investment manager a graduated investment management fee based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:

Average Daily Net Assets of the Portfolio            Annual Management Fee Rate
-----------------------------------------            --------------------------

$0-$250 million                                                   0.950%

$250 million-$500 million                                         0.925%

$500 million-$1 billion                                           0.900%

$1 billion-$2.5 billion                                           0.875%

Over $2.5 billion                                                 0.850%

Subadviser for KVS Focused Large Cap Growth Portfolio


Pursuant to a subadvisory agreement with Scudder Kemper Investments, Inc., Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, Florida, is the subadviser for the KVS Focused Large Cap Growth Portfolio and receives a fee for its services from Scudder Kemper Investments, Inc. Eagle Asset Management, Inc. manages more than $5.5 billion in assets for institutional, high net worth individuals and subadvisory clients. Eagle Asset Management, Inc. will handle day-to-day investment and trading functions for the KVS Focused Large Cap Growth Portfolio under the guidance of the portfolio manager.

A fee is paid to the subadviser by Scudder Kemper Investments, Inc. and calculated monthly as a percentage of the Portfolio's average daily net assets. The rate decreases with successive increases in net assets. For its services as subadviser, Eagle Asset Management, Inc. will receive a subadvisory fee based on the average daily net assets of the Portfolio, payable monthly, at the annual rates shown below:



    Average Daily Net Assets of the Portfolio        Annual Subadviser Fee Rate
    -----------------------------------------        --------------------------


$0-$50 million                                                 0.45%

$50 million-$300 million                                       0.40%

On the balance over $300 million                               0.30%

Prior Performance of the Subadviser



Provided below are historical performance figures representing the total returns for the subadviser's Growth Equity institutional composite. This composite is comprised of institutional large cap growth accounts of $2 million or more with respect to which the subadviser has trading discretion. One of the accounts is a registered investment company. The accounts that comprise the composite have investment objectives, policies and strategies that are substantially similar to those of the Portfolio. The composite data presented below has been audited by an internationally recognized accounting firm. This information is provided merely to illustrate the past performance of a composite group of similar accounts, as measured against a specified market index, and does not represent the performance of the Portfolio, which does not yet have a performance record of its own. The information does not reflect charges and fees associated with a separate account that invests in the Portfolio or any insurance contract for which the Portfolio is an investment option. These charges and fees will reduce returns. Investors should not consider this performance data as an indication of future performance of the Portfolio, the investment manager or the subadviser to the Portfolio.

The performance information below is for the subadviser's Growth Equity institutional composite and is presented net of fees and expenses. Certain of the accounts that comprise the composite are private accounts, which are not subject to frequent inflows and outflows of assets as are most mutual funds, including the Portfolio. Such inflows and outflows of assets make it more difficult to manage the Portfolio and thus may adversely affect its performance relative to these private accounts. In addition, the private accounts are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Portfolio by the 1940 Act and Subchapter M of the Internal Revenue Code. Consequently, the performance results for the composite could have been lower than what is shown had these private accounts been regulated as registered investment companies under the federal securities laws.

Total returns for years ended December 31

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

     '89       33.82
     '90       -9.32
     '91       37.44
     '92        9.22
     '93        17.1
     '94       -1.74
     '95       27.26
     '96       23.57
     '97       37.53
     '98       37.11

For the periods included in the bar chart, the highest return for a calendar quarter was 20.89% (the second quarter of 1997), and the lowest return for a calendar quarter was -15.58% (the third quarter of 1990).

The year-to-date total return as of June 30, 1999 was 14.40%.

Average Annual Total Returns


 For periods ended             Growth Equity
 December 31, 1998        Institutional Composite  S&P 500 Index*
 -----------------        -----------------------  --------------

 One Year                         37.11%               28.58%

 Five Years                       23.85%               24.06%

 Ten Years                        20.05%               19.21%

-------------

* The Standard & Poor's 500 Composite Stock Price Index (S&P 500) is an unmanaged capitalization-weighted measure of 500 widely held common stocks listed on the New York Stock Exchange and the American Stock Exchange, and traded on the Nasdaq Stock Market, Inc. Index returns assume reinvestment of dividends and, unlike the composite's returns, do not reflect any fees or expenses.

Subadviser for KVS Growth And Income Portfolio and KVS Growth Opportunities Portfolio


Pursuant to a subadvisory agreement with Scudder Kemper Investments, Inc., Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado, is the subadviser for the KVS Growth And Income Portfolio and the KVS Growth Opportunities Portfolio and receives a fee for its services from Scudder Kemper Investments, Inc. Janus Capital Corporation manages more than $155 billion in assets for variable annuities, mutual funds and separately managed institutional accounts. They began serving as investment adviser to Janus Fund in 1970 and currently serve as investment adviser to all of the Janus Funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital Corporation will handle day-to-day investment and trading functions for the KVS Growth And Income Portfolio and the KVS Growth Opportunities Portfolio under the guidance of the portfolio managers.

A fee is paid to the subadviser by Scudder Kemper Investments, Inc. and calculated monthly as a percentage of the combined average daily net assets of the KVS Growth And Income Portfolio and the KVS Growth Opportunities Portfolio. The rate decreases with successive increases in net assets. For its services as subadviser, Janus Capital Corporation will receive subadvisory fees based on the combined average daily net assets of the Portfolios, payable monthly, at the annual rates shown below:


   Average Daily Net Assets of the Portfolios        Annual Subadviser Fee Rate
   ------------------------------------------        --------------------------

$0-$100 million                                                0.55%

$100 million-$500 million                                      0.50%

On the balance over $500 million                               0.45%

Portfolio management

The following investment professionals are associated with the Portfolios as indicated:

                             Joined the
                            Portfolio as
Name & Title             Portfolio Manager                  Background
---------------------------------------------------------------------------------------

KVS Focused Large Cap Growth Portfolio

--------------------------------------------------------------------------------------

Ashi Parikh,                  1999         Serves as Managing Director and portfolio
Manager                                    manager at Eagle Asset Management, Inc.
                                           since April 1999. Mr. Parikh joined Eagle
                                           from Bank One Investment Advisors, Inc.
                                           where he was Managing Director of their
                                           Growth Equity Team and the lead manager
                                           of the One Group Large Company Growth
                                           Fund and One Group Growth Opportunities
                                           Fund. He joined Bank One Investment
                                           Advisors in 1994.
--------------------------------------------------------------------------------------

KVS Growth And Income Portfolio

--------------------------------------------------------------------------------------

David J. Corkins,             1999         Serves as portfolio manager of Janus
Manager                                    Growth and Income Fund and Janus Aspen
                                           Growth and Income Portfolio, which he
                                           has managed since its  inception.  He
                                           joined  Janus  in 1995 as a  research
                                           analyst   specializing   in  domestic
                                           financial  services  companies  and a
                                           variety of foreign industries.  Prior
                                           to  joining  Janus,  he was the Chief
                                           Financial   Officer   of  Chase  U.S.
                                           Consumer  Services,   Inc.,  a  Chase
                                           Manhattan mortgage business.
--------------------------------------------------------------------------------------

KVS Growth Opportunities Portfolio

--------------------------------------------------------------------------------------

E. Marc Pinto,                1999         Joined Janus in 1994 and serves as
Manager                                    Portfolio Manager of separate accounts in
                                           the Large Cap Growth discipline. He also
                                           has served as an assistant portfolio
                                           manager of Janus Twenty Fund and Janus
                                           Growth and Income Fund. He has 14 years
                                           of investment industry experience.
--------------------------------------------------------------------------------------

Year 2000 Readiness


Like other mutual funds and financial and business organizations worldwide, the Portfolios could be adversely affected if computer systems on which a Portfolio relies, which primarily include those used by the investment manager, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue. Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Portfolios' business and operations, such as problems with calculating net asset value and difficulties in implementing a Portfolio's purchase and redemption procedures. The investment manager has commenced a review of the Year 2000 Issue as it may affect the Portfolios and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year 2000 Issue will not have an adverse effect on the issuers whose securities are held by a Portfolio or on global markets or economies generally.

Euro Conversion

The introduction of a new European currency, the Euro, may result in uncertainties for European securities and the operation of each Portfolio. The Euro was introduced on January 1, 1999, by eleven European countries that are members of the European Economic and Monetary Union (EMU). The introduction of the Euro will require the redenomination of European debt and equity securities over a period of time, which may result in various accounting differences and/or tax treatments. Additional questions are raised by the fact that certain other European community members, including the United Kingdom, did not officially implement the Euro on January 1, 1999.

The investment manager is actively working to address Euro-related issues and understands that other key service providers are taking similar steps. At this time, however, no one knows precisely what the degree of impact will be. To the extent that the market impact or effect on a Portfolio's holdings is negative, it could hurt the Portfolio's performance.

SHARE PRICE

Scudder Fund Accounting Corporation determines the net asset value per share as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. eastern time, on each day the New York Stock Exchange is open for trading. Market prices are used to determine the value of the Portfolios' assets, but when reliable market quotations are unavailable, a Portfolio may use procedures established by the Fund's Board of Trustees.

The net asset value per share of each Portfolio is the value of one share and is determined by dividing the value of the Portfolio's net assets by the number of shares of that Portfolio outstanding.

To the extent that the Portfolios invest in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolios do not price their shares. As a result, the net asset value per share of the Portfolios may change at a time when shareholders are not able to purchase or redeem their shares.

PURCHASE AND REDEMPTION

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to VLI and VA contracts. The shares of each Portfolio are purchased and redeemed at the net asset value of the Portfolio's shares determined that same day or, in the case of an order not resulting automatically from VLI and VA contract transactions, next determined after an order in proper form is received. An order is considered to be in proper form if it is communicated by telephone or wire by an authorized employee of the Participating Insurance Company.

From time to time, the Fund may temporarily suspend the offering of shares of one or more of its Portfolios. During the period of such suspension, shareholders of such Portfolio are normally permitted to continue to purchase additional shares and to have dividends reinvested.

No fee is charged the shareholders when they purchase or redeem Portfolio shares.

DISTRIBUTIONS AND TAXES

Dividends and capital gains distributions

The Fund normally declares and distributes dividends of net investment income annually for these Portfolios. Each Portfolio distributes any net realized short-term and long-term capital gains at least annually.

Taxes

Each Portfolio intends to comply with the diversification requirements of Internal Revenue code section 817(h). By meeting this and other requirements, the participating insurance companies, rather than the holders of variable annuity contracts and variable life insurance policies, should be subject to tax on distributions received with respect to Portfolio shares. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

Distributions of net investment income are treated by shareholders as ordinary income. Long-term capital gains distributions are treated by shareholders as long-term capital gains, regardless of how long they have owned their shares. Short-term capital gains and any other taxable income distributions are treated by shareholders as ordinary income. Participating insurance companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. The Statement of Additional Information includes a more detailed discussion. This discussion is not intended, even as supplemented by the Statement of Additional Information, as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.

Additional  information  about the  Portfolios  may be found in the  Portfolios'
Statement of Additional Information and in shareholder reports. Shareholder inquiries may be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains information on Portfolio investments and operations. The semiannual and annual shareholder reports contain a discussion of the market conditions and the investment strategies that significantly affected the Portfolios' performance during the last fiscal year, as well as a listing of portfolio holdings and financial statements. These and other Portfolio documents may be obtained without charge from the following sources:


--------------------------------------------------------------------------------------

By Phone:                                In Person:
--------------------------------------------------------------------------------------

Call Kemper at:                          Public Reference Room
                                         Securities and Exchange Commission,
1-800-778-1482                           Washington, D.C.

                                         (Call 1-800-SEC-0330 for more
                                         information.)
--------------------------------------------------------------------------------------

By Mail:                                 By Internet:
--------------------------------------------------------------------------------------

Kemper Distributors, Inc.                http://www.sec.gov
222 South Riverside Plaza                http://www.kemper.com
Chicago, IL 60606-5808

or

Public Reference Section, Securities
and Exchange Commission, Washington,
D.C. 20549-6009

(a duplication fee is charged)
--------------------------------------------------------------------------------------

The Statement of Additional Information is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file number:

Kemper Variable Series 811-5002.

                       STATEMENT OF ADDITIONAL INFORMATION

                                October 29, 1999


                             KEMPER VARIABLE SERIES
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-778-1482


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of Kemper Variable Series (the "Fund") dated October 29, 1999. The prospectus may be obtained without charge from the Fund by calling the toll-free number listed above, and is also available along with other related materials on the SEC's Internet web site (http://www.sec.gov).

Kemper Variable Series offers a choice of 26 investment portfolios, three of which are offered herein (each a "Portfolio"), to investors applying for certain variable life insurance and variable annuity contracts offered by Participating Insurance Companies.

The three offered portfolios are:

KVS Focused Large Cap Growth Portfolio         "Large Cap Growth Portfolio"
KVS Growth And Income Portfolio                "Growth And Income Portfolio"
KVS Growth Opportunities Portfolio             "Growth Opportunities Portfolio"

                                TABLE OF CONTENTS
                                                                           Page

INVESTMENT RESTRICTIONS.......................................................3
INVESTMENT POLICIES AND TECHNIQUES............................................4
PORTFOLIO TRANSACTIONS.......................................................19
INVESTMENT MANAGER AND DISTRIBUTOR...........................................21
PURCHASE AND REDEMPTION OF SHARES............................................24
OFFICERS AND TRUSTEES........................................................24
NET ASSET VALUE..............................................................27
DIVIDENDS AND TAXES..........................................................28
SHAREHOLDER RIGHTS...........................................................28

APPENDIX -- RATINGS OF INVESTMENTS

                             INVESTMENT RESTRICTIONS


The Fund has adopted for each Portfolio certain fundamental investment restrictions which cannot be changed for a Portfolio without approval by a "majority" of the outstanding voting shares of that Portfolio. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of a Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of a Portfolio.

Each Portfolio is classified as a diversified open-end management investment company.


Each Portfolio may not, as a fundamental policy:


(1)      borrow  money,   except  as  permitted  under  the  1940  Act,  and  as
         interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;


(4) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(6)      purchase  physical   commodities  or  contracts  relating  to  physical
         commodities; or


(7) make loans except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


If a percentage restriction is adhered to at the time of the investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The Fund has also adopted the following non-fundamental policies, which may be changed or eliminated for each Portfolio by the Fund's Board of Trustees without a vote of the shareholders:

Each Portfolio may not, as a non-fundamental policy:


(1)      Borrow money in an amount  greater than 5% of its total assets,  except
         (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Portfolio's registration statement which may be deemed to be borrowings;


(2) Enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

(3) Purchase securities on margin or make short sales, except (a) short sales against the box, (b) in connection with arbitrage transactions,
         (c) for margin deposits in connection with futures contracts, options or other permitted investments, (d) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (e) that the Portfolio may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(4) Purchase options, unless the aggregate premiums paid on all such options held by the Portfolio at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(5) Enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Portfolio and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Portfolio's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit; and


(6) Purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Portfolio's total assets (for this purchase, warrants acquired in units or attached to securities will be deemed to have no value).

Except as specifically noted, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

                       INVESTMENT POLICIES AND TECHNIQUES

General Investment Objectives and Policies

         Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage (such as short selling, hedging, etc.) or a financial instrument which a Portfolio may purchase (such as options, forward foreign currency contracts, etc.) are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. ("Scudder Kemper" or the "investment manager" or the "Adviser"), in its discretion, might, but is not required to, use in managing each Portfolio's assets. The investment manager may, in its discretion, at any time employ such practice, technique or instrument for one or more Portfolios but not for all investment companies advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio but, to the extent employed, could from time to time have a material impact on the Portfolio's performance.

Each Portfolio may engage in futures, options, and other derivatives transactions in accordance with its respective investment objectives and policies. Each such Portfolio intends to engage in such transactions if it appears to the investment manager to be advantageous to do so, in order to pursue its objective, to hedge (i.e., protect) against the effects of fluctuating interest rates and to stabilize the value of its assets and not for speculation. The use of futures and options, and possible benefits and attendant risks, are discussed below along with information concerning certain other investment policies and techniques.

Derivatives. In addition to options, financial futures and foreign currency transactions, consistent with its objective, each Portfolio may invest in a broad array of financial instruments and securities in which the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate or a currency ("derivatives"). Derivatives are most often used to manage investment risk, to increase or decrease exposure to an asset class or benchmark (as a hedge or to enhance return), or to create an investment position indirectly (often because it is more efficient or less costly than direct investment). There is no guarantee that these results can be achieved through the use of derivatives. The types of derivatives used by each Portfolio and the techniques employed by the investment manager may change over time as new derivatives and strategies are developed or regulatory changes occur.


Options on Securities. Each Portfolio may deal in options on securities, which options may be listed for trading on a national securities exchange or traded over-the-counter. The ability to engage in options transactions enables a Portfolio to pursue its investment objective and also to hedge against currency and market risks but is not intended for speculation. In connection with their foreign securities investments, the Portfolios may also purchase and sell foreign currency options.

The Portfolios may each purchase put and call options provided that the aggregate premiums paid on all such options held by the Portfolio at any time do not exceed 20% of its total assets.

Each Portfolio may write (sell) covered call options so long as they own securities or other assets that are acceptable for escrow purposes. Also, the Portfolios may write (sell) secured put options, which means that so long as the Portfolio is obligated as a writer of a put option, it will invest an amount not less than the exercise price of the put option in money market instruments.

A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security or other asset at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security or other asset at the exercise price during the option period. The writer of a covered call owns securities or other assets that are acceptable for escrow and the writer of a secured put invests an amount not less than the exercise price in eligible securities or other assets to the extent that it is obligated as a writer. If a call written by a Portfolio is exercised, the Portfolio foregoes any possible profit from an increase in the market price of the underlying security or other asset over the exercise price plus the premium received. In writing puts, there is a risk that a Portfolio may be required to take delivery of the underlying security or other asset at a disadvantageous price.

A Portfolio may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain with the Portfolio's custodian for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Portfolio may write "covered" put options provided that, so long as the Portfolio is obligated as a writer of a put option, the Portfolio will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain with the custodian in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. A Portfolio may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a bench mark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Portfolio to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Portfolio would like to establish a position in securities upon which call options are available. By purchasing a call option, the Portfolio is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market, because the Portfolio is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying security rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying security would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium, plus the interest income on the money market investment. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received and any interest income earned on the money market investment.

Over-the-Counter Options. Each Portfolio may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Portfolio may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale with the dealer that issued it. Similarly, when a Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call options might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.


The Fund understands the position of the staff of the Securities and Exchange Commission ("SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. Procedures are in place for each Portfolio for engaging in OTC options for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of such Portfolios. A brief description of such procedures is set forth below.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Portfolio will only sell OTC options that are subject to a buy-back provision permitting the Portfolio to require the Counterparty to sell the option back to the Portfolio at a formula price within seven days. The Portfolio expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, or other instrument underlying an OTC option it has entered into with the Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the investment manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Portfolio will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from Standard & Poor's Ratings Services ("S&P") or P-1 from Moody's Investors Service ("Moody's") or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO").


Options on Securities Indices. A Portfolio, as part of its option transactions, also may use index options. Through the writing or purchase of index options a Portfolio can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Price movements in securities which a Portfolio owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, a Portfolio bears the risk of a loss on an index option which is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities.

The Portfolios, as part of their options transactions, may also use options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Portfolio owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Portfolio can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends on price movements in the market generally (or in a particular industry or segment of the market) rather than price movements in individual securities. Price movements in securities that the Portfolio owns or intends to purchase probably will not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, a Portfolio bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

When a Portfolio writes an option on a securities index, it will be required to deposit with its custodian and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Portfolio writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Portfolio will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

A Portfolio may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on futures contracts and index options involve risks similar to those risks relating to transactions in financial futures contracts described below. Also, an option purchased by a Portfolio may expire worthless, in which case the Portfolio would lose the premium paid therefor.


Financial Futures Contracts and Options on Financial Futures Contracts. Each Portfolio may engage in financial futures transactions. Financial futures contracts are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security, or the cash value of a securities index during a specified future period at a specified price. A Portfolio will "cover" futures contracts sold by the Portfolio and maintain in a segregated account certain liquid assets in connection with futures contracts purchased by the Portfolio as described under "Investment Policies and Techniques." In connection with their foreign securities investments, the Portfolios may also engage in foreign currency financial futures transactions. The Portfolios each will not enter into a futures contract or related option (except for closing transactions) if immediately thereafter, the sum of the amount of its initial margin and premiums on open future contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.


The Portfolios may engage in financial futures transactions and may use index options as an attempt to hedge against currency and market risks. For example, when the near-term market view is bearish but the portfolio composition is judged satisfactory for the longer term, exposure to temporary declines in the market may be reduced by entering into futures contracts to sell securities or the cash value of an index. Conversely, where the near-term view is bullish, but a Portfolio is believed to be well positioned for the longer term with a high cash position, the Portfolio can hedge against market increases by entering into futures contracts to buy securities or the cash value of an index. In either case, the use of futures contracts would tend to reduce portfolio turnover and facilitate a Portfolio's pursuit of its investment objective. Also, if a Portfolio owned long-term bonds and interest rates were expected to rise, it could sell financial futures contracts. If interest rates did increase, the value of the bonds in the Portfolio would decline, but this decline would be offset in whole or in part by an increase in the value of the Portfolio's futures contracts. If, on the other hand, long-term interest rates were expected to decline, the Portfolio could hold short-term debt securities and benefit from the income earned by holding such securities, while at the same time the Portfolio could purchase futures contracts on long-term bonds or the cash value of a securities index. Thus, the Portfolio could take advantage of the anticipated rise in the value of long-term bonds without actually buying them. The futures contracts and short-term debt securities could then be liquidated and the cash proceeds used to buy long-term bonds.

Futures contracts entail risks. If the investment manager's judgment about the general direction of interest rates, markets or exchange rates is wrong, the overall performance may be poorer than if no such contracts had been entered into. There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures market could result. Price distortions also could result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, margin requirements in the futures market are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager still may not result in a successful hedging transaction. A Portfolio could also experience losses if it could not close out its futures position because of an illiquid secondary market. If any of these events should occur, a Portfolio could lose money on the financial futures contracts and also on the value of its portfolio assets. The costs incurred in connection with futures transactions could reduce a Portfolio's return.

Index options involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Portfolio may expire worthless, in which case a Portfolio would lose the premium paid therefor.

A Portfolio may engage in futures transactions only on commodities exchanges or boards of trade. A Portfolio will not engage in transactions in index options, financial futures contracts or related options for speculation, but only as an attempt to hedge against changes in interest rates or market conditions affecting the values of securities which the Portfolio owns or intends to purchase.

The Portfolios may enter into financial futures contracts for the future delivery of a financial instrument, such as a security, or an amount of foreign currency, or the cash value of a securities index. This investment technique is designed primarily to hedge (i.e. protect) against anticipated future changes in market conditions or foreign exchange rates which otherwise might affect adversely the value of securities or other assets which the Portfolio holds or intends to purchase. A "sale" of a futures contract means the undertaking of a contractual obligation to deliver the securities or the cash value of an index or foreign currency called for by the contract at a specified price during a specified delivery period. A "purchase" of a futures contract means the undertaking of a contractual obligation to acquire the securities or cash value of an index or foreign currency at a specified price during a specified delivery period. At the time of delivery, in the case of fixed-income securities pursuant to the contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate than that specified in the contract. In some cases, securities called for by a futures contract may not have been issued at the time the contract was written.

Although some futures contracts by their terms call for the actual delivery or acquisition of securities or other assets, in most cases a party will close out the contractual commitment before delivery of the underlying assets by purchasing (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, if effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying securities or other assets. All transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded. A Portfolio will incur brokerage fees when it purchases or sells contracts, and will be required to maintain margin deposits. At the time a Portfolio enters into a futures contract, it is required to deposit with its custodian, on behalf of the broker, a specified amount of cash or eligible securities, called "initial margin." The initial margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, called "variation margin," to and from the broker are made on a daily basis as the market price of the futures contract fluctuates. The costs incurred in connection with futures transactions could reduce the Portfolio's return. Futures contracts entail risks. If the investment manager's judgment about the general direction of markets or exchange rates is wrong, the overall performance may be poorer than if no contracts had been entered into.

There may be an imperfect correlation between movements in prices of futures contracts and portfolio assets being hedged. In addition, the market prices of futures contracts may be affected by certain factors. If participants in the futures market elect to close out their contracts through offsetting transactions rather than meet margin requirements, distortions in the normal relationship between the assets and futures markets could result. Price distortions could also result if investors in futures contracts decide to make or take delivery of underlying securities or other assets rather than engage in closing transactions because of the resultant reduction in the liquidity of the futures market. In addition, because, from the point of view of speculators, the margin requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities or other assets and movements in the prices of futures contracts, a correct forecast of market trends by the investment manager may still not result in a successful hedging transaction. If any of these events should occur, the Portfolio could lose money on the financial futures contracts and also on the value of its portfolio assets.

The Portfolios may purchase and write call and put options on financial futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise, the writer of the option delivers the futures contract to the holder at the exercise price. The Portfolio would be required to deposit with its custodian initial margin and maintenance margin with respect to call and put options on futures contracts written by it. A Portfolio will establish segregated accounts or will provide cover with respect to written options on financial futures contracts in a manner similar to that described under "Options on Securities." Options on futures contracts involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Portfolio may expire worthless, in which case the Portfolio would lose the premium paid therefor.


Delayed Delivery Transactions. The Portfolios may purchase or sell portfolio securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased by the Portfolio with payment and delivery to take place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. When the Portfolio enters into a delayed delivery transaction, it becomes obligated to purchase securities and it has all of the rights and risks attendant to ownership of a security, although delivery and payment occur at a later date. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. At the time a Portfolio makes the commitment to purchase a security on a when-issued or delayed delivery basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Likewise, at the time a Portfolio makes the commitment to sell a security on a delayed delivery basis, it will record the transaction and include the proceeds to be received in determining its net asset value; accordingly, any fluctuations in the value of the security sold pursuant to a delayed delivery commitment are ignored in calculating net asset value so long as the commitment remains in effect. The Portfolio generally has the ability to close out a purchase obligation on or before the settlement date, rather than take delivery of the security.

To the extent the Portfolio engages in when-issued or delayed delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with the Portfolio's investment objective and policies. The Portfolio will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. In some instances, the third-party seller of when-issued or delayed delivery securities may determine prior to the settlement date that it will be unable to meet its existing transaction commitments without borrowing securities. If advantageous from a yield perspective, a Portfolio may, in that event, agree to resell its purchase commitment to the third-party seller at the current market price on the date of sale and concurrently enter into another purchase commitment for such securities at a later date. As an inducement for a Portfolio to "roll over" its purchase commitment, the Portfolio may receive a negotiated fee.


Regulatory Restrictions. To the extent required to comply with applicable regulation, when purchasing a futures contract, writing a put option or entering into a delayed delivery purchase or a forward currency exchange purchase, a Portfolio will maintain eligible securities in a segregated account. A Portfolio will use cover in connection with selling a futures contract.

A Portfolio will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in interest rates or market conditions affecting the value of securities which the Portfolio holds or intends to purchase.


Foreign Currency Transactions. The Portfolios may invest a limited portion of their assets in securities denominated in foreign currencies. These Portfolios may engage in foreign currency transactions in connection with their investments in foreign securities but will not speculate in foreign currency exchange.


The value of the foreign securities investments of a Portfolio measured in U.S. Dollars (including ADRs) may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. A Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.


When a Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, it may want to establish the U.S. Dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. Dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Portfolio is able to protect itself against a possible loss between trade and settlement date resulting from an adverse change in the relationship between the U.S. Dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. A Portfolio may also hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

When the investment manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. Dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. In this situation the Portfolios may, instead, enter into a forward contract to sell a different foreign currency for a fixed U.S. Dollar amount when the investment manager believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Portfolio are denominated ("cross-hedge"). The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain.


It is impossible to forecast with precision the market value of portfolio securities at the expiration of a contract. Accordingly, it may be necessary for a Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver when a decision is made to sell the security and make delivery of the foreign currency in settlement of a forward contract. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.


The Portfolios will not speculate in foreign currency exchange. A Portfolio will not enter into such forward contracts or maintain a net exposure in such contracts where the Portfolio would be obligated to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets
(a)  denominated  in or  exposed  to  that  currency  or (b),  in the  case of a
"cross-hedge", denominated in a currency or currencies that the Fund's investment manager believes will have price movements that closely correlate with that currency. The Portfolios' custodian bank segregates cash or liquid securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of a foreign currency. The Portfolios do not intend to enter into such forward contracts if they would have more than 15% of the value of their total assets committed to such contracts, except that there is no limit as to the percentage of assets that the Global Income, Financial Services, Focused Large Cap Growth, Growth And Income, Growth Opportunities, Global Blue Chip, and International
Growth and Income Portfolios intend to commit to such forward contracts. A Portfolio generally does not enter into a forward contract with a term longer than one year.


Foreign Currency Options. The Portfolios may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.


A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Portfolio against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Portfolio were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Portfolio had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Portfolio would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.


Foreign Currency Futures Transactions. As part of their financial futures transactions (see "Financial Futures Contracts" and "Options on Financial Futures Contracts" above), the Portfolios may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Portfolio may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Forward Foreign Currency Exchange Contracts. The Portfolios may engage in forward foreign currency transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The investment manager believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interest of a Portfolio. A Portfolio will not speculate in foreign currency exchange.

If a Portfolio retains the portfolio security and engages in an offsetting transaction with respect to a forward contract, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Portfolio's entering into a forward contract for the sale of foreign currency and the date when it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio would suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result should the value of such currency increase. A Portfolio may have to convert its holdings of foreign currencies into U.S. Dollars from time to time in order to meet such needs as Portfolio expenses and redemption requests. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.


A Portfolio will not enter into forward contracts or maintain a net exposure in such contracts when the Portfolio would be obligated to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets (a) denominated in or exposed to that currency or (b), in the case of a "cross-hedge" denominated in a currency or currencies that the investment manager believes will have price movements that tend to correlate closely with that currency. The investment manager will normally seek to select currencies for sale under a forward contract for a "cross-hedge" that would reflect a price movement correlation of .8 or higher with respect to the currency being hedged (1 reflects a perfect correlation, 0 reflects a random relationship and -1 reflects a diametrically opposite correlation). There is, of course, no assurance that any specific correlation can be maintained for any specific transaction. See "Foreign Currency Transactions" under "Investment Techniques" in the prospectus. The Portfolio's custodian bank segregates eligible securities to the extent required by applicable regulation in connection with forward foreign currency exchange contracts entered into for the purchase of foreign currency. If the value of the securities segregated declines, additional cash or securities are added so that the segregated amount is not less than the amount of the Portfolio's commitments with respect to such contracts. The Portfolios currently do not intend to enter into such forward contracts if they would have more than 15% of the value of their total assets committed to such contracts. A Portfolio generally will not enter into a forward contract with a term longer than one year.


Collateralized Obligations. Subject to its investment objectives and policies, a Portfolio may purchase collateralized obligations, including interest only ("IO") and principal only ("PO") securities. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage-backed securities, U.S. Government securities or other assets. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of securities. Collateralized obligations issued or guaranteed by a U.S. Government agency or instrumentality, such as the Federal Home Loan Mortgage Corporation, are considered U.S. Government securities for purposes of this prospectus. Privately-issued collateralized obligations collateralized by a portfolio of U.S. Government securities are not direct obligations of the U.S. Government or any of its agencies or instrumentalities and are not considered U.S. Government securities for purposes of this prospectus. A variety of types of collateralized obligations are available currently and others may become available in the future.

Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile. Some collateralized obligations may not be as liquid as other securities. Since collateralized obligations may be issued in classes with varying maturities and interest rates, the investor may obtain greater predictability of maturity than with direct investments in mortgage-backed securities. Classes with shorter maturities may have lower volatility and lower yield while those with longer maturities may have higher volatility and higher yield. This provides the investor with greater control over the characteristics of the investment in a changing interest rate environment. With respect to interest only and principal only securities, an investor has the option to select from a pool of underlying collateral the portion of the cash flows that most closely corresponds to the investor's forecast of interest rate movements. These instruments tend to be highly sensitive to prepayment rates on the underlying collateral and thus place a premium on accurate prepayment projections by the investor.

A Portfolio may invest in collateralized obligations whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate collateralized obligations and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index upon which rate adjustments are based. As a result, the yield on an inverse floater will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.


A Portfolio will currently invest in only those collateralized obligations that are fully collateralized and that meet the quality standards otherwise applicable to the Portfolio's investments. Fully collateralized means that the collateral will generate cash flows sufficient to meet obligations to holders of the collateralized obligations under even the most conservative prepayment and interest rate projections. Thus, the collateralized obligations are structured to anticipate a worst case prepayment condition and to minimize the reinvestment rate risk for cash flows between coupon dates for the collateralized obligations. A worst case prepayment condition generally assumes immediate prepayment of all securities purchased at a premium and zero prepayment of all securities purchased at a discount. Reinvestment rate risk may be minimized by assuming very conservative reinvestment rates and by other means such as by maintaining the flexibility to increase principal distributions in a low interest rate environment. The effective credit quality of the collateralized obligations in such instances is the credit quality of the issuer of the collateral. The requirements as to collateralization are determined by the issuer or sponsor of the collateralized obligation in order to satisfy rating agencies, if rated. None of the Portfolios currently intends to invest more than 5% of its total assets in collateralized obligations that are collateralized by a pool of credit card or automobile receivables or other types of assets rather than a pool of mortgages, mortgage-backed securities or U.S. Government securities. Currently, none of the Portfolios intends to invest more than 5% of its net assets in inverse floaters as described in the prospectus (see "Investment Techniques -- Collateralized Obligations"). The Money Market Portfolio does not invest in inverse floaters.


Payments of principal and interest on the underlying collateral securities are not passed through directly to the holders of the collateralized obligations as such. Collateralized obligations, depending on their structure and the rate of prepayments, can be volatile. Some collateralized obligations may not be as liquid as other securities.

Collateralized obligations often are issued in two or more classes with varying maturities and stated rates of interest. Because interest and principal payments on the underlying securities are not passed through directly to holders of collateralized obligations, such obligations of varying maturities may be secured by a single portfolio or pool of securities, the payments on which are used to pay interest on each class and to retire successive maturities in sequence. These relationships may in effect "strip" the interest payments from principal payments of the underlying securities and allow for the separate purchase of either the interest or the principal payments. Collateralized obligations are designed to be retired as the underlying securities are repaid. In the event of prepayment on or call of such securities, the class of collateralized obligation first to mature generally will be paid down first. Therefore, although in most cases the issuer of collateralized obligations will not supply additional collateral in the event of such prepayment, there will be sufficient collateral to secure collateralized obligations that remain outstanding. It is anticipated that no more than 5% of a Portfolio's net assets will be invested in IO and PO securities. Governmentally-issued and privately-issued IO's and PO's will be considered illiquid for purposes of a Portfolio's limitation on illiquid securities, however, the Board of Trustees may adopt guidelines under which governmentally-issued IO's and PO's may be determined to be liquid.

In reliance on an interpretation by the SEC, a Portfolio's investments in certain qualifying collateralized obligations are not subject to the limitations in the 1940 Act regarding investments by a registered investment company, such as a Portfolio, in another investment company.


Zero Coupon Government Securities. Subject to its investment objective and policies, a Portfolio may invest in zero coupon U.S. Government Securities. Zero coupon bonds are purchased at a discount from the face amount. The buyer receives only the right to receive a fixed payment on a certain date in the future and does not receive any periodic interest payments. These securities may include those created directly by the U.S. Treasury and those created as collateralized obligations through various proprietary custodial, trust or other relationships. The effect of owning instruments which do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates any opportunity to reinvest earnings at higher rates. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than those of comparable securities that pay interest currently, which fluctuation is greater as the period to maturity is longer. Zero coupon bonds created as collateralized obligations are similar to those created through the U.S. Treasury, but the former investments do not provide absolute certainty of maturity or of cash flows after prior classes of the collateralized obligations are retired. No Portfolio currently intends to invest more than 20% of its net assets in zero coupon U.S. Government securities during the current year.

SPECIAL RISK FACTORS. There are risks inherent in investing in any security, including shares of each Portfolio. The investment manager attempts to reduce risk through fundamental research and, for certain Portfolios, the use of a sub-adviser; however, there is no guarantee that such efforts will be successful and each Portfolio's returns and net asset value will fluctuate over time. There are special risks associated with each Portfolio's investments that are discussed below.

Special Risk Factors -- Foreign Securities. The Portfolios invest primarily in securities that are publicly traded in the United States; but, they have discretion to invest a portion of their assets in foreign securities that are traded principally in securities markets outside the United States. As a non-fundamental policy, these Portfolios currently limit investment in foreign securities not publicly traded in the United States to 25% of their total assets. Foreign securities in which a Portfolio may invest include any type of security consistent with that Portfolio's investment objective and policies. In connection with their foreign securities investments, such Portfolios may, to a limited extent, engage in foreign currency exchange transactions and purchase and sell foreign currency options and foreign currency futures contracts as a hedge and not for speculation. The Growth And Income Portfolio and the Growth Opportunities Portfolio may each invest without limit in foreign securities and may engage in foreign currency exchange transactions and may purchase and sell foreign currency options and foreign currency futures contracts. See "Investment Techniques Options and Financial Futures Transactions - Foreign Currency Transactions."


Foreign securities involve currency risks. The U.S. Dollar value of a foreign security tends to decrease when the value of the U.S. Dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. Dollar falls against such currency. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing the security. Dividend and interest payments may be repatriated based on the exchange rate at the time of disbursement or payment, and restrictions on capital flows may be imposed. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Foreign securities may be subject to foreign government taxes that reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities and the markets for such securities may be less liquid. In addition, there may be less publicly available information about foreign issuers than about domestic issuers. Many foreign issuers are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks, and listed companies abroad than in the United States. With respect to certain foreign countries, there is a possibility of expropriation or diplomatic developments which could affect investment in these countries.

Emerging Markets. While a Portfolio's investments in foreign securities will principally be in developed countries, a Portfolio may make investments in developing or "emerging" countries, which involve exposure to economic structures that are generally less diverse and mature than in the United States, and to political systems that may be less stable. A developing or emerging market country can be considered to be a country that is in the initial stages of its industrialization cycle. Currently, emerging markets generally include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for a Portfolio's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, a Portfolio may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing or emerging market countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The investment manager believes that these characteristics can be expected to continue in the future.

Many of the risks described above relating to foreign securities generally will be greater for emerging markets than for developed countries. For instance, economies in individual developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

Also, the securities markets of developing countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

In addition, brokerage commissions, custodial services and other needs relating to investment in foreign markets generally are more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of a Portfolio to make intended securities purchases because of settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security because of settlement problems could result in losses to a Portfolio from subsequent declines in value of the portfolio security or, if a Portfolio has entered into a contract to sell the security, it could result in possible liability to the purchaser. Certain emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose a Portfolio to the risk of losses resulting from the Portfolio's inability to recover from a counterparty.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading in securities may cease or may be substantially curtailed and prices for a Portfolio's securities in such markets may not be readily available. A Portfolio's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Fund's Board of Trustees.

Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of a Portfolio. Emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market country's balance of payments, the market could impose temporary restrictions on foreign capital remittances.


Fixed-Income. Since most foreign fixed-income securities are not rated, a Portfolio will invest in foreign fixed-income securities based upon the investment manager's analysis without relying on published ratings. Since such investments will be based upon the investment manager's analysis rather than upon published ratings, achievement of a Portfolio's goals may depend more upon the abilities of the investment manager than would otherwise be the case.


The value of the foreign fixed-income securities held by a Portfolio, and thus the net asset value of the Portfolio's shares, generally will fluctuate with (a) changes in the perceived creditworthiness of the issuers of those securities,
(b) movements in interest rates, and (c) changes in the relative values of the currencies in which a Portfolio's investments in fixed-income securities are denominated with respect to the U.S. Dollar. The extent of the fluctuation will depend on various factors, such as the average maturity of a Portfolio's investments in foreign fixed-income securities, and the extent to which a Portfolio hedges its interest rate, credit and currency exchange rate risks. Many of the foreign fixed-income obligations in which a Portfolio will invest will have long maturities. A longer average maturity generally is associated with a higher level of volatility in the market value of such securities in response to changes in market conditions.

Investments in sovereign debt, including Brady Bonds, involve special risks. Brady Bonds are debt securities issued under a plan implemented to allow debtor nations to restructure their outstanding commercial bank indebtedness. Foreign governmental issuers of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or pay interest when due. In the event of default, there may be limited or no legal recourse in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Political conditions, especially a sovereign entity's willingness to meet the terms of its fixed-income securities, are of considerable significance. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements. In addition, there is no bankruptcy proceeding with respect to sovereign debt on which a sovereign has defaulted, and a Portfolio may be unable to collect all or any part of its investment in a particular issue.

Foreign investment in certain sovereign debt is restricted or controlled to varying degrees, including requiring governmental approval for the repatriation of income, capital or proceeds of sales by foreign investors. These restrictions or controls may at times limit or preclude foreign investment in certain sovereign debt or increase the costs and expenses of a Portfolio. A significant portion of the sovereign debt in which a Portfolio may invest is issued as part of debt restructuring and such debt is to be considered speculative. There is a history of defaults with respect to commercial bank loans by public and private entities issuing Brady Bonds. All or a portion of the interest payments and/or principal repayment with respect to Brady Bonds may be uncollateralized.

Privatized Enterprises. Investments in foreign securities may include securities issued by enterprises that have undergone or are currently undergoing privatization. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs contemplating the sale of all or part of their interests in state enterprises. A Portfolio's investments in the securities of privatized enterprises include privately negotiated investments in a government or state-owned or controlled company or enterprise that has not yet conducted an initial equity offering, investments in the initial offering of equity securities of a state enterprise or former state enterprise and investments in the securities of a state enterprise following its initial equity offering.

In certain jurisdictions, the ability of a foreign entity, such as a Portfolio of the Fund, to participate in privatizations may be limited by local law, or the price or terms on which a Portfolio of the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized.

In the case of the enterprises in which a Portfolio of the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.

Prior to making an initial equity offering, most state enterprises or former state enterprises go through an internal reorganization or management. Such reorganizations are made in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.

Prior to privatization, most of the state enterprises in which a Portfolio may invest enjoy the protection of and receive preferential treatment from the respective sovereigns that own or control them. After making an initial equity offering these enterprises may no longer have such protection or receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition.

Depository Receipts. Investments in securities of foreign issuers may be in the form of sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depository Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.


The Portfolios may also invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs typically trade like a share of common stock, and provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500 Index. There can be no assurance that this can be accomplished, as it may not be possible for the trust to replicate and maintain exactly the composition and relative weightings of the component securities of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. SPDRs are also subject to risks other than those associated with an investment in a broadly based portfolio of common stocks, in that the selection of the stocks included in the trust may affect trading in SPDRs, as compared with trading in a broadly based portfolio of common stocks.

High Yield, High Risk Securities . Below investment grade securities, commonly referred to as "junk bonds," (rated below Baa by Moody's and below BBB by S&P) or unrated securities of equivalent quality in the Adviser's judgment, carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.


An economic downturn could disrupt the high-yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have a greater adverse impact on the value of such obligations than on higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stress which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a Fund's net asset value. In addition, investments in high-yield zero coupon or pay-in-kind bonds, rather than income-bearing high-yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high-yield securities may be thin to the extent that there is no established retail secondary market. A thin trading market may limit the ability of a Fund to accurately value high-yield securities in its portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high-yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.

Credit quality in the high-yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of a Fund's investment objective by investment in such securities may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Adviser will determine whether it is in the best interest of a Fund to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions to gradually reduce their holdings of this type of security. Also, recent legislation restricts the issuer's tax deduction for interest payments on these securities. Such legislation may significantly depress the prices of outstanding securities of this type. For more information regarding tax issues related to high-yield securities (see "TAXES").

Warrants. Certain Portfolios may invest in warrants up to a certain percentage of the value of its respective net assets. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by a Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.


Additional Investment Information. Each Portfolio's average portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding all securities with maturities or expiration dates at the time of acquisition of one year or less. Frequency of portfolio turnover will not be a limiting factor should a Portfolio's investment manager deem it desirable to purchase or sell securities. Purchases and sales are made for a Portfolio whenever necessary, in management's opinion, to meet a Portfolio's objective. Higher portfolio turnover (over 100%) involves correspondingly greater brokerage commissions or other transaction costs. Higher portfolio turnover may result in the realization of greater net short-term capital gains. See "Dividends and Taxes" herein.




A Portfolio will not, as a non-fundamental policy, purchase illiquid securities including repurchase agreements maturing in more than seven days, if, as a result thereof, more than 15% of the Portfolio's net assets, valued at the time of the transactions, would be invested in such securities.


Short Sales Against-the-Box. The Growth And Income and Growth Opportunities Portfolios may each make short sales against-the-box for the purpose of, but not limited to, deferring realization of loss when deemed advantageous for federal income tax purposes. A short sale "against-the-box" is a short sale in which a Portfolio owns at least an equal amount of the securities sold short or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and at least equal in amount to, the securities sold short. As a non-fundamental policy, a Portfolio may engage in such short sales only to the extent that not more than 10% of the Portfolio's total assets (determined at the time of the short sale) is held as collateral for such sales. Each Portfolio does not currently intend, however, to engage in such short sales to the extent that more than 5% of its net assets will be held as collateral therefor during the current year.


Lending of Portfolio Securities. Consistent with applicable regulatory requirements, each Portfolio may lend securities (principally to broker-dealers) without limit where such loans are callable at any time and are continuously secured by segregated collateral (cash or other liquid securities) equal to no less than the market value, determined daily, of the securities loaned. The Portfolio will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan. Any cash collateral pursuant to these loans will be invested in short-term money market instruments. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Portfolio's investment manager to be of good standing, and when the Portfolio's investment manager believes the potential earnings to justify the attendant risk. For each Portfolio except the Global Blue Chip Portfolio, the investment manager will limit such lending to not more than one-third of the value of a Portfolio's total assets. For the Global Blue Chip Portfolio, the investment manager will, as a non-fundamental policy, limit securities lending to not more than 5% of the value of the Portfolio's total assets.

Repurchase Agreements. Each Portfolio may invest in repurchase agreements, which are instruments under which it acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Portfolio might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

Reverse Repurchase Agreements. The Portfolios may each enter into "reverse repurchase agreements," which are repurchase agreements in which a Portfolio, as the seller of the securities, agrees to repurchase them at an agreed time and price. Each Portfolio maintains a segregated account in connection with outstanding reverse repurchase agreements. A Portfolio will enter into reverse repurchase agreements only when the investment manager believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Borrowing. Each Portfolio is authorized to borrow money for purposes of liquidity and to provide for redemptions and distributions. Each Portfolio will borrow only when the investment manager believes that borrowing will benefit the Portfolio after taking into account considerations such as the costs of the borrowing. Borrowing by each Portfolio will involve special risk considerations. Although the principal of each Portfolio's borrowings will be fixed, a Portfolio's assets may change in value during the time a borrowing is outstanding, thus increasing exposure to capital risk.

Section 4(2) Paper. Subject to its investment objectives and policies, a Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited. A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as a Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. The investment manager considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Fund, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the limitation of the particular Portfolio on illiquid securities. The investment manager monitors the liquidity of each Portfolio's investments in Section 4(2) paper on a continuing basis.


Common Stocks. Subject to its investment objectives and policies, the Portfolios may invest in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, a Portfolio participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors. An investment in common stock entails greater risk of becoming valueless than does an investment in fixed-income securities. Despite the risk of price volatility, however, common stock also offers the greatest potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.



Convertible Securities. Subject to its investment objectives and policies, certain Portfolios may invest in convertible securities, that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.


The convertible securities in which a Portfolio may invest are either fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

Convertible securities may be issued as fixed-income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Investment Company Securities. Securities of other investment companies may be acquired by certain Portfolios, to the extent permitted under the 1940 Act. Investment companies incur certain expenses such as management, custodian, and transfer agency fees, and, therefore, any investment by a Portfolio in shares of other investment companies may be subject to such duplicate expenses.

                             PORTFOLIO TRANSACTIONS


Brokerage -- Scudder Kemper

Allocation of brokerage is supervised by the investment manager (which also includes Scudder UK for purposes of the following disclosure).

The primary objective of the investment manager in placing orders for the purchase and sale of securities for a Portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The investment manager seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of Scudder Investor Services, Inc. ("SIS"), a corporation registered as a broker-dealer and a subsidiary of Scudder Kemper, with commissions charged on comparable transactions, as well as by comparing commissions paid by a Portfolio to reported commissions paid by others. The investment manager routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

Each Portfolio's purchases and sales of fixed-income securities are generally placed by the investment manager with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the investment manager's practice to place such orders with broker/dealers who supply brokerage and research services to the investment manager or a Portfolio. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The investment manager is authorized when placing portfolio transactions, if applicable, for a Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The investment manager has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the investment manager or a Portfolio in exchange for the direction by the investment manager of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The investment manager may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a fund managed by Scudder Kemper. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Subject to the foregoing, the investment manager may consider sales of variable life insurance policies and variable annuity contracts for which the Fund is an investment option as a factor in the selection of firms to execute portfolio transactions.

To the maximum extent feasible, it is expected that the investment managers will place orders for portfolio transactions through SIS. SIS will place orders on behalf of the Portfolios with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Portfolios for this service.

In addition to the discounts or commissions described above, SIS will, from time to time, pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Portfolios. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell, or are expected to sell during specified time periods, certain minimum amounts of shares of the Portfolios, or other funds underwritten by SIS.

Although certain research services from broker/dealers may be useful to a Portfolio and to the investment manager, it is the opinion of the investment manager that such information only supplements the investment manager's own research effort since the information must still be analyzed, weighed and reviewed by the investment manager's staff. Such information may be useful to the investment manager in providing services to clients other than the Portfolios, and not all such information is used by the investment manager in connection with the Portfolios. Conversely, such information provided to the investment manager by broker/dealers through whom other clients of the investment manager effect securities transactions may be useful to the investment manager in providing services to a Portfolio.

The Trustees for the Fund review, from time to time, whether the recapture for the benefit of a Portfolio of some portion of the brokerage commissions or similar fees paid by a Portfolio on portfolio transactions is legally permissible and advisable.

Brokerage Commissions -- Eagle Asset Management and Janus Capital Corporation


Under the sub-advisory agreements between Scudder Kemper and Eagle Asset Management, Inc. ("EAM") and Janus Capital Corporation ("JCC"), EAM and JCC places all orders for purchases and sales of the Portfolios' securities. At times investment decisions may be made to purchase or sell the same investment securities of a Portfolio and for one or more of the other clients managed by EAM and JCC. When two or more of such clients are simultaneously engaged in the purchase or sale of the same security through the same trading facility, the transactions are allocated as to amount and price in a manner considered equitable to each. Position limits imposed by national securities exchanges may restrict the number of options a Portfolio will be able to write on a particular security.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities, options or future contracts available to a Portfolio. On the other hand, the ability of a Portfolio to participate in volume transactions may produce better executions for a Portfolio in some cases. The Board of Trustees believes that the benefits of EAM and JCC's organizations each outweigh any limitations that may arise from simultaneous transactions or position limitations.

EAM and JCC, in effecting purchases and sales of portfolio securities for the account of the Portfolios, will implement the Portfolios' policy of seeking best execution of orders. EAM and JCC may each be permitted to pay higher brokerage commissions for research services as described below. Consistent with this policy, orders for portfolio transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services, which include execution, financial responsibility, responsiveness, clearance procedures, wire service quotations and statistical and other research information provided to the Portfolios, EAM and JCC. Subject to seeking best execution of an order, brokerage is allocated on the basis of all services provided. Any research benefits derived are available for all clients of EAM and JCC. In selecting among firms believed to meet the criteria for handling a particular transaction, EAM and JCC may each give consideration to those firms that have sold or are selling shares of the Portfolios and of other funds managed by Scudder Kemper and its affiliates, as well as to those firms that provide market, statistical and other research information to the Portfolio, EAM and JCC, although EAM and JCC are not authorized to pay higher commissions to firms that provide such services, except as described below.

EAM and JCC may in certain instances be permitted to pay higher brokerage commissions for receipt of market, statistical and other research services as defined in Section 28(e) of the Securities Exchange Act of 1934 and interpretations thereunder. Such services may include among other things: economic, industry or company research reports or investment recommendations; computerized databases; quotation and execution equipment and software; and
research or analytical computer software and services. Where products or services have a "mixed use," a good faith effort is made to make a reasonable allocation of the cost of products or services in accordance with the anticipated research and non-research uses and the cost attributable to non-research use is paid by EAM and JCC in cash. Subject to Section 28(e) and procedures adopted by the Board of Trustees, the Portfolios could pay a firm that provides research services commissions for effecting a securities transaction for the Portfolio in excess of the amount other firms would have charged for the transaction if EAM and JCC determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing firm viewed in terms either of a particular transaction or EAM and JCC's overall responsibilities to the Portfolios and other clients. Not all of such research services may be useful or of value in advising the Portfolios. Research benefits will be available for all clients of EAM and JCC. The sub-advisory fees paid by Scudder Kemper to EAM and JCC are not reduced because these research services are received.

                       INVESTMENT MANAGER AND DISTRIBUTOR


Investment Manager. Scudder Kemper Investments, Inc., 345 Park Avenue, New York, New York is investment manager for each Portfolio. Scudder Kemper is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Scudder Kemper is owned by its officers and employees. Pursuant to investment management agreements, Scudder Kemper acts as investment manager to each Portfolio, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions. The investment management agreements provide that each Portfolio shall pay the charges and expenses of its operations, including the fees and expenses of the trustees (except those who are affiliates of Scudder Kemper), independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value and maintaining all accounting records related thereto, taxes and membership dues. The Fund bears the expenses of registration of its shares with the SEC and the cost of qualifying and maintaining the qualification of the Fund's shares for sale under the securities laws of the various states, if any.


The investment management agreements provide that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under each agreement.

Each investment management agreement continues in effect from year to year so long as its continuation is approved at least annually by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund and by the shareholders of the Portfolio subject thereto or the Board of Trustees. Each Portfolio's agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares, and will terminate automatically upon assignment. If additional Portfolios may become subject to an investment management agreement, the provisions concerning continuation, amendment and termination and the allocation of the management fees and the application of the expense limitation shall be on a Portfolio by Portfolio basis. Additional Portfolios may be subject to different agreements.

Certain investments may be appropriate for the Portfolios and for other clients advised by the investment manager. Investment decisions for the Portfolios and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the investment manager to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of the investment manager in the interest of the most favorable net results to a Portfolio.

In certain cases, the investments for the Portfolios are managed by the same individuals who manager one or more other mutual funds advised by Scudder Kemper that have similar names, objectives and investment styles as a Portfolio. You should be aware that the Portfolios are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

The investment manager maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The investment manager receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the investment manager's clients. However, the investment manager regards this information and material as an adjunct to its own research activities. The investment manager's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which each Portfolio may invest, the conclusions and investment decisions of the investment manager with respect to the Fund are based primarily on the analyses of its own research department.

Responsibility for overall management of each Portfolio rests with the Fund's Board of Trustees and officers. Professional investment supervision is provided by Scudder Kemper. The investment management agreements provide that Scudder Kemper shall act as each Portfolio's investment adviser, manage its investments and provide it with various services and facilities.


On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), formed a new global investment organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI") and Zurich Kemper Value Advisors, Inc. ("ZKVA"), former subsidiaries of Zurich. ZKI, the former investment manager for each Portfolio. Upon completion of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services, Inc., with the balance initially owned by former B.A.T shareholders.

Upon consummation of this transaction, each Portfolio's existing investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board approved new investment management agreements with Scudder Kemper, which are substantially identical to the current investment management agreements, except for the date of execution (now September 7, 1998) and termination. These agreements became effective upon the termination of the then current investment management agreements and were approved by shareholders at a special meeting which concluded in December 1998. The investment management agreements for the Portfolios became effective on the date of the commencement of operations, October 29, 1999.

The Portfolios each pay the investment manager a graduated investment management fee based on the average daily net assets of the Portfolio, payable monthly, at 1/12 of the annual rates shown below:

Average Daily Net Assets of the Portfolio             Annual Management Fee Rate

$0-$250 million                                               0.950%
$250 million-$500 million                                     0.925%
$500 million-$1 billion                                       0.900%
$1 billion-$2.5 billion                                       0.875%
Over $2.5 billion                                             0.850%


Fund  Sub-Adviser  for the  Focused  Large Cap  Growth  Portfolio.  Eagle  Asset
Management, 880 Carillon Parkway, St. Petersburg, Florida, 33716, is the sub-adviser for the Focused Large Cap Growth Portfolio. EAM manages more than $5.5 billion in assets for institutional, high net worth individuals and subadvisory clients.

Under the terms of the sub-advisory agreement, EAM manages the investment and reinvestment of the Portfolio's assets and will provide such investment advice, research and assistance as the investment manager may, from time to time, reasonably request.

Each sub-advisory agreement provides that EAM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the sub-advisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of EAM in the performance of its duties or from reckless disregard by EAM of its obligations and duties under the sub-advisory agreement.

The sub-advisory Agreement with EAM shall continue in effect through September 30, 2001 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by the shareholders or the Board of Trustees of the Fund. The sub-advisory agreement may be terminated at any time upon 60 days' notice by EAM, by Scudder Kemper or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

The investment manager pays EAM for its services a sub-advisory fee, payable monthly, at 1/12 of the annual rates shown below:

       Average Daily Net Assets of the Portfolio     Annual  Subadviser Fee Rate

$0-$50 million                                             0.45%
$50 million-$300 million                                   0.40%
On the balance over $300 million                           0.30%

Fund Sub-Adviser for the Growth Opportunities Portfolio and the Growth And Income Portfolio. Janus Capital Corporation, 100 Fillmore Street, Denver, Colorado 80206-4928, is the sub-adviser for the Growth Opportunities Portfolio and the Growth And Income Portfolio. JCC began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus Funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

Under the terms of each sub-advisory agreement, JCC manages the investment and reinvestment of each Portfolio's assets and will provide such investment advice, research and assistance as the investment manager may, from time to time, reasonably request.

Each sub-advisory agreement provides that JCC will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with matters to which the sub-advisory agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of JCC in the performance of its duties or from reckless disregard by JCC of its obligations and duties under the sub-advisory agreement.

Each Sub-Advisory Agreement with JCC shall continue in effect through September 30, 2001 and year to year thereafter, but only as long as such continuance is specifically approved at least annually (a) by a majority of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Fund, and (b) by the shareholders or the Board of Trustees of the Fund. The sub-advisory agreement may be terminated at any time upon 60 days' notice by JCC, by Scudder Kemper or by the Board of Trustees of the Fund or by majority vote of the outstanding shares of the Portfolio, and will terminate automatically upon assignment or upon termination of the Portfolio's investment management agreement.

The investment manager pays JCC for its services a sub-advisory fee, payable monthly, at 1/12 of the annual rates shown below:

       Average Daily Net Assets of  a Portfolio       Annual Subadviser Fee Rate

$0-$100 million                                           0.55%
$100 million-$500 million                                 0.50%
On the balance over $500 million                          0.45%

Fund Accounting Agent. Scudder Fund Accounting Corp. ("SFAC"), Two International Place, Boston, Massachusetts, 02210-4103, a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of each Portfolio. SFAC receives no fee for its services to each Portfolio; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services to the Portfolios under its agreement with such Portfolios.

Principal Underwriter. Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, a wholly owned subsidiary of Scudder Kemper, is the distributor and principal underwriter for shares of each Portfolio in the continuous offering of its shares. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective shareholders. KDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreements, except that termination other than upon assignment requires sixty days' notice.


In addition, KDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.


Custodian  and  Transfer  Agent.  State  Street Bank and Trust  Company  ("State
Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of each Portfolio. The custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by those Portfolios. Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 is the transfer agent and dividend-paying agent for each Portfolio.





Independent Auditors And Reports To Shareholders. The Fund's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Portfolios' annual financial statements, review certain regulatory reports and the Portfolios' federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Fund. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.


Legal Counsel. Dechert Price & Rhoads, Ten Post Office Square South, Boston, Massachusetts, serves as legal counsel to the Portfolios.


                        PURCHASE AND REDEMPTION OF SHARES


Fund shares are sold at their net asset value next determined after an order and payment are received as described below. (See "Net Asset Value").

Upon receipt by a Portfolio's Transfer Agent of a request for redemption, shares will be redeemed by the Fund, on behalf of a particular Portfolio, at the applicable net asset value as described below.


The Fund, on behalf of a particular Portfolio, may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed, other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which
(i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund's shareholders.

                              OFFICERS AND TRUSTEES

The Fund's activities are supervised by the Fund's Board of Trustees. The officers and trustees of the Fund, their principal occupations, employment history for the past five years, and their affiliations, if any, with Scudder Kemper or Scudder UK, the investment manager or sub-adviser for the Fund and KDI, the Fund's principal underwriter or their affiliates, are listed below. All persons named as trustees also serve in similar capacities for other funds advised by Scudder Kemper.

JAMES E. AKINS (10/15/26), Trustee, 2904 Garfield Terrace, N.W., Washington, D.C.; Consultant on International, Political and Economic Affairs; formerly a career United States Foreign Service Officer, Energy Adviser for the White House and United States Ambassador to Saudi Arabia, 1973-76.

JAMES R. EDGAR (07/22/46), Trustee, 1927 County Road, 150E, Seymour, Illinois; Distinguished Fellow, Institute of Government and Public Affairs, University of Illinois; Director, Kemper Insurance Companies; formerly, Governor of the State of Illinois , 1991-1999.


ARTHUR R. GOTTSCHALK (02/13/25), Trustee, 10642 Brookridge Drive, Frankfort, Illinois; Retired; formerly, President, Illinois Manufacturers Association; Trustee, Illinois Masonic Medical Center; formerly, Illinois State Senator; formerly, Vice President, The Reuben H. Donnelley Corp.; formerly, attorney.

FREDERICK T. KELSEY (04/25/27), Trustee, 4010 Arbor Lane, Unit 102, Northfield, Illinois; Retired; formerly, consultant to Goldman, Sachs & Co.; formerly, President, Treasurer and Trustee of Institutional Liquid Assets and its affiliated mutual funds; Trustee of the Northern Institutional Funds; formerly, Trustee of the Pilot Fund.


THOMAS W. LITTAUER* (4/26/55), Chairman, Trustee and Vice President, Two International Place, Boston, Massachusetts; Managing Director, Scudder Kemper, formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.


FRED B. RENWICK (02/01/30), Trustee, 3 Hanover Square, New York, New York; Professor of Finance, New York University, Stern School of Business; Director, TIFF Industrial Program, Inc., Director, the Wartburg Home Foundation; Chairman Investment Committee of Morehouse College Board of Trustees; Chairman, American Bible Society Investment Committee; formerly member of the Investment Committee of Atlanta University Board of Trustees; formerly Director of Board of Pensions Evangelical Lutheran Church of America.

JOHN G. WEITHERS (08/08/33), Trustee, 311 Spring Lake, Hinsdale, Illinois; Retired; formerly, Chairman of the Board and Chief Executive Officer, Chicago Stock Exchange; Director, Federal Life Insurance Company; President of the Members of the Corporation and Trustee, DePaul University.

MARK  S.  CASADY*  (9/21/60),   President,   Two  International  Place,  Boston,
Massachusetts; Managing Director, Scudder Kemper; formerly Institutional Sales Manager of an unaffiliated mutual fund distributor.

ROBERT S. CESSINE* (01/05/50), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper; formerly, Vice President, Wellington Management Company.

TRACY McCORMICK* (9/27/54), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper; formerly, senior vice president and portfolio manager for an investment management company from August 1992 to September 1995.

PHILIP J. COLLORA* (11/15/45), Vice President and Secretary, 222 South Riverside Plaza, Chicago, Illinois; Attorney, Senior Vice President, Scudder Kemper.

PHILIP S. FORTUNA* (11/30/57), Vice President, 101 California Street, Suite 4100, San Francisco, California; Managing Director, Scudder Kemper.

ANN M. McCREARY* (11/6/56), Vice President, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

MICHAEL A. McNAMARA* (12/28/44), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper.

ROBERT C. PECK, JR.* (10/1/46), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to 1997.

KATHRYN L. QUIRK* (12/3/52), Vice President, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

FRANK J. RACHWALSKI, JR.* (03/26/45), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper.

HARRY E. RESIS, JR.* (11/24/45), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper.

THOMAS F. SASSI* (11/7/42), Vice President, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper; formerly, consultant with an unaffiliated investment consulting firm and an officer of an unaffiliated investment banking firm from 1993 to 1996.

RICHARD L. VANDENBERG* (11/16/49), Vice President, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper; formerly, senior vice president and portfolio manager with an unaffiliated investment management firm.

LINDA J. WONDRACK* (9/12/64), Vice President, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.

JOHN  R.  HEBBLE*  (6/27/58),   Treasurer,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Scudder Kemper.

MAUREEN E. KANE* (2/14/62), Assistant Secretary, Two International Place, Boston, Massachusetts; Vice President, Scudder Kemper; formerly, Assistant Vice President of an unaffiliated investment management firm; prior there to,
Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

CAROLINE  PEARSON*  (4/1/62),  Assistant  Secretary,  Two  International  Place,
Boston,   Massachusetts;   Senior  Vice  President,  Scudder  Kemper;  formerly,
Associate, Dechert Price & Rhoads (law firm), 1989 to 1997.



BRENDA LYONS* (2/21/63) Assistant Treasurer, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.

CORNELIA M. SMALL* (7/28/44) Vice President, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper Investments, Inc.

SHERIDAN P. REILLY* (2/27/52) Vice President, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper Investments, Inc.

DIEGO ESPINOSA* (6/30/62) Vice President, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper Investments, Inc.


*      Interested  persons  of the Fund as  defined in the  1940 Act.

The trustees and officers who are "interested persons," as designated above, receive no compensation from the Fund. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons," during the 1998 calendar year.




                                               Aggregate                      Total Compensation From Fund and
Name of Trustee                          Compensation From Fund               Fund Complex Paid to Trustees***
---------------                          ----------------------               --------------------------------

James E. Akins                                  $45,800                                   $140,800
James R. Edgar*                                   $ 0                                        $ 0
Arthur R. Gottschalk**                          $47,800                                   $146,300
Frederick T. Kelsey                             $45,800                                   $141,300
Fred B. Renwick                                 $45,800                                   $141,300
John G. Weithers                                $47,800                                   $146,300
John B. Tingleff****                            $47,800                                   $146,300

*        James R. Edgar became a trustee on May 27, 1999

** Includes deferred fees pursuant to deferred compensation agreements with the Fund. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees and interest accrued for the latest and prior fiscal years for this Fund are $151,300 for Mr. Gottschalk.

*** Includes compensation for service on the Boards of 15 funds managed by Scudder Kemper and its affiliates with 53 fund portfolios during calendar year 1998. Each trustee currently serves as a board member of 15 funds managed by Scudder Kemper and its affiliates with 55 fund portfolios.

****     Deceased.

Scudder Kemper will be the sole shareholder of the Portfolios until such time as the Portfolios have public shareholders, and therefore may be deemed a controlling person.


                                 NET ASSET VALUE


The net asset value per share of each Portfolio is the value of one share and is determined by dividing the value of the Portfolio's net assets by the number of shares outstanding. The net asset value of shares of the Portfolio is computed as of the close of regular trading on the New York Stock Exchange (the
"Exchange") on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. With respect to Portfolios with securities listed primarily on foreign exchanges, such securities may trade on days when the Portfolio's net asset value is not computed; and therefore, the net asset value of a Portfolio may be significantly affected on days when the investor has no access to the Portfolio.




An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on The Nasdaq Stock Market ("Nasdaq") is valued at its most recent sale price. Lacking any sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on Nasdaq, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

Debt securities are valued at prices supplied by the Portfolio's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, are valued at amortized cost, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the investment manager may calculate the price of that debt security, subject to limitations established by the Board.

An exchange-traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price.

If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

If, in the opinion of the Fund's Valuation Committee of the Fund's Board, the value of a Portfolio asset as determined in accordance with these procedures does not represent the fair market value of the Portfolio asset, the value of the Portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other Portfolio holdings owned by the Portfolio is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects the fair market value of the property on the valuation date.

                               DIVIDENDS AND TAXES

Dividends. The Fund normally follows the practice of declaring and distributing substantially all the net investment income and any net short-term and long-term capital gains of these Portfolios at least annually.

The Fund may at any time vary the dividend practices with respect to a Portfolio and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its net short-term and long-term capital gains as the Board of Trustees of the Fund determines appropriate under the then current circumstances.


Taxes. Each Portfolio intends to continue to qualify (or, for the Index 500 Portfolio, intends to qualify) as a regulated investment company under subchapter M of the Internal Revenue Code ("Code") in order to avoid taxation of the Fund and its shareholders.

Pursuant to the requirements of Section 817(h) of the Code, with certain limited exceptions, the only shareholders of the Fund and its Portfolios will be insurance companies and their separate accounts that fund variable insurance contracts. The prospectus that describes a particular variable insurance contract discusses the taxation of separate accounts and the owner of the particular variable insurance contract.

Each Portfolio intends to comply with the requirements of Section 817(h) and related regulations. Section 817(h) of the Code and the regulations issued by the Treasury Department impose certain diversification requirements affecting the securities in which the Portfolios may invest. These diversification requirements are in addition to the diversification requirements under subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the insurance company offering the variable insurance contract and immediate taxation of the owner of the contract to the extent of appreciation on investment under the contract.

The preceding is a brief summary of certain of the relevant tax considerations. The summary is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisers.


                               SHAREHOLDER RIGHTS

The Fund was organized as a business trust under the laws of Massachusetts on January 22, 1987. On May 1, 1997, the Fund changed its name from "Kemper Investors Fund" to "Investors Fund Series" and on May 1, 1999 the Fund changed its name from "Investors Fund Series" to "Kemper Variable Series." The Fund may issue an unlimited number of shares of beneficial interest all having no par value. Since the Fund offers multiple Portfolios, it is known as a "series company." Shares of a Portfolio have equal noncumulative voting rights and equal rights with respect to dividends, assets and liquidation of such Portfolio. Shares are fully paid and nonassessable when issued, and have no preemptive or conversion rights. The Fund is not required to hold annual shareholders' meetings and does not intend to do so. However, it will hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory contract. If shares of more than one Portfolio are outstanding, shareholders will vote by Portfolio and not in the aggregate except when voting in the aggregate is required under the 1940 Act, such as for the election of trustees. The Board of Trustees may authorize the issuance of additional Portfolios if deemed desirable, each with its own investment objective, policies and restrictions. The Board of Trustees may also authorize the establishment of a multiple class fund structure. This would permit the Fund to issue classes that would differ as to the allocation of certain expenses, such as distribution and administrative expenses, permitting, among other things, different levels of services or methods of distribution among various classes. Currently, the Fund does not offer a multi-class fund structure, but it may adopt such a structure at a future date.


On November 3, 1989, KILICO Money Market Separate Account, KILICO Total Return Separate Account, KILICO Income Separate Account and KILICO Equity Separate Account (collectively, the Accounts), which were separate accounts organized as open-end management investment companies, were restructured into one continuing separate account (KILICO Variable Annuity Separate Account) in unit investment trust form with subaccounts investing in corresponding Portfolios of the Fund. An additional subaccount also was created to invest in the Fund's Government Securities Portfolio. The restructuring and combining of the Accounts is referred to as the Reorganization. In connection with the Reorganization, approximately $550,000,000 in assets was added to the Fund (which at that time consisted of approximately $6,000,000 in assets). Because the assets added to the Fund as a result of the Reorganization were significantly greater than the existing assets of the Fund, the per share financial highlights of the Money Market, Total Return, High Yield and Growth Portfolios reflect the Accounts as the continuing entities.


Information about the Portfolios' investment performance is contained in the Fund's 1998 Annual Report to Shareholders, which may be obtained without charge from the Fund.

Shareholder inquiries should be made by writing the Fund at the address shown on the front cover .

The Fund is generally not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Fund ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which approval is required by the 1940 Act; (c) any termination of the Fund to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Fund or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (e) as to whether a court action, preceding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Fund or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (f) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Fund, or any registration of the Fund with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Under current interpretations of the 1940 Act, the Fund expects that Participating Insurance Company shareholders will offer VLI and VA contract holders the opportunity to instruct them as to how Fund shares attributable to such contracts will be voted with respect to the matters described above. The separate prospectuses describing the VLI and VA contracts include additional disclosure of how contract holder voting rights are computed.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Fund. The Declaration of Trust, however, contains provisions designed to protect shareholders from liability for acts or obligations of the Fund and requires that notice of such provisions be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Fund property for all losses and expenses of any shareholders held personally liable for the obligations of the Fund and the Fund will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by Scudder Kemper remote and not material since it is limited to circumstances in which the provisions limiting liability are inoperative and the Fund itself is unable to meet its obligations.

The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. The Declaration of Trust does not protect a trustee against any liability to which he or she should otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of a trustee. The Declaration of Trust permits the Trust to purchase insurance against certain liabilities on behalf of the trustees.

ADDITIONAL INFORMATION

Other Information

The CUSIP number of each Portfolio is as follows:


KVS Focused Large Cap Growth Portfolio                  488439 72 0
KVS Growth And Income Portfolio                         488439 69 6
KVS Growth Opportunities Portfolio                      488439 71 2


The Fund has a fiscal year ending December 31.


Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Adviser in light of the Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be constru ed as recommendations for similar action by other investors.

The Fund, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund sha res whose interests are generally held in an omnibus account.

The Portfolios' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments, are availa ble for inspection by t he public at the SEC in Washington, D.C.


FINANCIAL STATEMENTS


The financial statements, including the investment portfolios of each Portfolio, together with the Report of Independent Accountants , Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of each Portfolio dated December 31, 1998 are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.


Effective May 1, 1999, the Fund's Board of Trustees approved a name change of the Fund from Investors Fund Series to Kemper Variable Series.

                       APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2 and Prime-1, Prime-2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1 or A-2.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or 2.

CORPORATE BONDS

Standard & Poor's Corporation Bond Ratings

AAA. Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C. Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CI. The rating CI is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. Bond Ratings

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                                        KEMPER VARIABLE SERIES

                                                       PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------

                   (a)(1)                   Amended and Restated Agreement and Declaration of Trust, dated April 24,
                                            1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 22 to the
                                            Registration Statement)
                   (a)(2)
                                            Amendment to the Declaration of Trust, dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999)

                    (b)                     By-laws.
                                            (Incorporated by reference to Post-Effective Amendment No. 14 to the
                                            Registration Statement, filed on April 27, 1995)

                    (c)                     Text of Share Certificate.
                                            (Incorporated by reference to Post-Effective Amendment No. 14 to the
                                            Registration Statement, filed on April 27, 1995)

                   (d)(1)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Money Market Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (d)(2)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper High Yield Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (d)(3)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Growth Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (d)(4)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Government Securities Portfolio, and Scudder Kemper Investments,
                                            Inc., dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)


                   (d)(5)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper International Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the


                                        2

                                            Registration Statement, filed on February 12, 1999)

                   (d)(6)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Small Cap Growth Portfolio, and Scudder Kemper Investments, Inc.,
                                            dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (d)(7)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Investment Grade Bond Portfolio, and Scudder Kemper Investments,
                                            Inc., dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (d)(8)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Value+Growth Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (d)(9)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Horizon 20+ Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(10)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Horizon 10+ Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(11)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Horizon 5 Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(12)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Contrarian Value Portfolio, and Scudder Kemper Investments, Inc.,
                                            dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                                       3

                  (d)(13)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Small Cap Value Portfolio, and Scudder Kemper Investments, Inc.,
                                            dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(14)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Blue Chip Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(15)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Global Income Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(16)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper-Dreman High Return Equity Portfolio, and Scudder Kemper Investments,
                                            Inc., dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(17)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper-Dreman Financial Services Portfolio, and Scudder Kemper Investments,
                                            Inc., dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(18)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Global Blue Chip Portfolio, and Scudder Kemper Investments, Inc.,
                                            dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(19)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper International Growth and Income Portfolio, and Scudder Kemper
                                            Investments, Inc., dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (d)(20)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Total Return Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)


                                       4

                  (d)(21)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Aggressive Growth Portfolio, and Scudder Kemper Investments, Inc.,
                                            dated May 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999)

                  (d)(22)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Technology Portfolio, and Scudder Kemper Investments, Inc., dated May
                                            1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999)

                  (d)(23)                   Investment Management Agreement (IMA) between the Registrant, on behalf of
                                            Kemper Index 500 Portfolio, and Scudder Kemper Investments, Inc., dated
                                            September 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                   (e)(1)                   Underwriting Agreement between Investors Fund Series and Kemper
                                            Distributors, Inc., dated August 1, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (e)(2)                   Underwriting Agreement between Investors Fund Series and Kemper
                                            Distributors, Inc., dated September 7, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                    (f)                     Inapplicable.

                   (g)(1)                   Custody Agreement between the Registrant, on behalf of Kemper Money Market
                                            Portfolio, Kemper Total Return Portfolio, Kemper High Yield Portfolio,
                                            Kemper Growth Portfolio, Kemper Government Securities Portfolio, Kemper
                                            International Portfolio, Kemper Small Cap Growth Portfolio, Kemper
                                            Investment Grade Bond Portfolio, Kemper Value+Growth Portfolio, Kemper
                                            Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio, Kemper Horizon 5
                                            Portfolio, Kemper Contrarian Portfolio, Kemper Small Cap Value Portfolio,
                                            Kemper Blue Chip Portfolio and Kemper Global Income Portfolio, and Investors
                                            Fiduciary Trust Company, dated March 1, 1995.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 14 to the
                                            Registration Statement, filed on April 27, 1995.)

                   (g)(2)                   Foreign Custodian Agreement between Chase Manhattan Bank and Kemper
                                            Investors Fund, dated January 2, 1990.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 14 to the
                                            Registration Statement, filed on April 27, 1995.)

                   (g)(3)                   Custody Agreement between the Registrant, on behalf of Kemper-Dreman High
                                            Return Equity Portfolio and Kemper-Dreman Financial Services Portfolio, and
                                            State Street Bank and Trust Company, dated April 24, 1998.

                                       5

                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (g)(4)                   Custody Agreement between the Registrant, on behalf of Kemper International
                                            Growth and Income Portfolio and Kemper Global Blue Chip Portfolio, and Brown
                                            Brothers Harriman & Co., dated May 1, 1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (g)(5)                   Addendum to the Custody Agreement between the Registrant, on behalf of
                                            Kemper Aggressive Growth Portfolio and Kemper Technology Growth Portfolio,
                                            and State Street Bank and Trust Company, dated May 1, 1999.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999.)

                   (h)(1)                   Agency Agreement between Kemper Investors Fund and Investors Fiduciary Trust
                                            Company, dated March 24, 1987.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 14 to the
                                            Registration Statement, filed on April 27, 1995.)

                   (h)(2)                   Supplement to Agency Agreement.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999)

                   (h)(3)                   Fund Accounting Services Agreements between the Registrant, on behalf of
                                            Kemper Money Market Portfolio, Kemper Total Return Portfolio, Kemper High
                                            Yield Portfolio, Kemper Growth Portfolio, Kemper Government Securities
                                            Portfolio, Kemper International Portfolio, Kemper Small Cap Growth
                                            Portfolio, Kemper Investment Grade Bond Portfolio, Kemper Value+Growth
                                            Portfolio, Kemper Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio,
                                            Kemper Horizon 5 Portfolio, Kemper Value Portfolio, Kemper Small Cap Value
                                            Portfolio, Kemper Blue Chip Portfolio and Kemper Global Income Portfolio,
                                            and Scudder Fund Accounting Corporation, dated December 31, 1997.
                                            (Incorporated herein by reference to Post-Effective Amendment No. 21 to the
                                            Registration Statement, filed on March 26, 1998.)

                   (h)(4)                   Fund Accounting Services Agreements between the Registrant, on behalf of
                                            Kemper-Dreman High Return Equity Portfolio, Kemper-Dreman Financial Services
                                            Portfolio, Kemper Global Blue Chip Portfolio and Kemper International Growth
                                            and Income Portfolio, and Scudder Fund Accounting Corporation, dated May 1,
                                            1998.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (h)(5)                   Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Kemper Aggressive Growth Portfolio, and Scudder Fund Accounting Corporation,
                                            dated May 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999)

                   (h)(6)                   Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Kemper Technology Growth Portfolio, and Scudder Fund Accounting

                                       6

                                            Corporation, dated May 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 24 to the
                                            Registration Statement, filed on April 29, 1999)

                   (h)(7)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Dreman
                                            Value Management, L.L.C., dated September 7, 1998, for Kemper-Dreman High
                                            Return Equity Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (h)(8)                   Subadvisory Agreement between Scudder Kemper Investments, Inc., on behalf of
                                            Investors Fund Series, and Dreman Value Management, L.L.C., dated September
                                            7, 1998, for Kemper-Dreman Financial Services Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                   (h)(9)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Scudder
                                            Investments (U.K.) Limited, dated September 7, 1998, for Kemper Global
                                            Income Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (h)(10)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Scudder
                                            Investments (U.K.) Limited, dated September 7, 1998, for Kemper
                                            International Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 23 to the
                                            Registration Statement, filed on February 12, 1999)

                  (h)(11)                   Subadvisory Agreement between Scudder Kemper Investments, Inc. and Banker
                                            Trust Company, dated September 1, 1999, for Kemper Index 500 Portfolio.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                  (h)(12)                   Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Kemper Index 500 Portfolio, and Scudder Fund Accounting Corporation, dated
                                            September 1, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                  (h)(13)                   Amended and Restated Establishment and Designation of Series, on behalf of
                                            Kemper Aggressive Growth Portfolio and Kemper Technology Growth Portfolio,
                                            dated March 31, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                  (h)(14)                   Amended and Restated Establishment and Designation of Series, on behalf of
                                            Kemper Index 500 Portfolio, dated July 14, 1999.
                                            (Incorporated by reference to Post-Effective Amendment No. 27 to the
                                            Registration Statement.)

                  (h)(15)                   Amended and Restated Establishment and Designation of Series, on behalf of
                                            KVS Growth Opportunities Portfolio, KVS Growth And Income Portfolio

                                       7

                                            and KVS Focused Large Cap Growth Portfolio dated September 29, 1999 is filed herein.

                    (i)           (1)       Opinion of Counsel from Vedder, Price, Kaufman & Kammholz is filed herein.

                                  (2)       Opinion of Counsel from Dechert Price & Rhoads is filed herein.

                    (j)                     Inapplicable.

                    (k)                     Inapplicable.

                    (l)                     Inapplicable.

                    (m)                     Inapplicable.

                    (n)                     Inapplicable.

                    (o)                     Inapplicable.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 23(a) hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         On June 26, 1997, Zurich Insurance Company ("Zurich"), ZKI Holding Corp. ("ZKIH"), Zurich Kemper Investments, Inc. ("ZKI"), Scudder, Stevens & Clark, Inc. ("Scudder") and the representatives of the beneficial owners of the capital stock of Scudder ("Scudder Representatives") entered into a transaction agreement ("Transaction Agreement") pursuant to which Zurich became the majority stockholder in Scudder with an approximately 70% interest, and ZKI was combined with Scudder ("Transaction"). In connection with the trustees' evaluation of the Transaction, Zurich agreed to indemnify the Registrant and the trustees who were not interested persons of ZKI or Scudder (the "Independent Trustees") for and against any liability and expenses based upon any action or omission by the Independent Trustees in connection with their consideration of and action with respect to the Transaction. In addition, Scudder has agreed to indemnify the Registrant and the Independent Trustees for and against any liability and expenses based upon any misstatements or omissions by Scudder to the Independent Trustees in connection with their consideration of the Transaction.

Item 26.          Business and Other Connections of Investment Adviser
--------          ----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member, Group Executive Board, Zurich Financial Services, Inc.##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO and Member, Group Executive Board, Zurich Financial Services, Inc.##
                           CEO/Branch Offices, Zurich Life Insurance Company##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***

                                       9

                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper  Distributors,   Inc.  acts  as  principal  underwriter  of  the
         Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

                                       10

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Trustee and Vice President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President
                                           Officer and Vice President

         James J. McGovern                 Chief Financial Officer and Vice        None
                                           President

         Linda J. Wondrack                 Vice President and Chief Compliance     Vice President
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Elizabeth C. Werth                Vice President                          Assistant Secretary

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     Vice President and Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Mark S. Casady                    Director, Vice Chairman                 President

         Stephen R. Beckwith               Director                                None

         (c)      Not applicable

Item 28.          Location of Accounts and Records
--------          --------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 28th day of October, 1999.



                                              By /s/Mark S. Casady
                                                 -------------------------------
                                                 Mark S. Casady, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on October 28, 1999 on behalf of the following persons in the capacities indicated.


              Signature                                                                   Title
              ---------                                                                   -----

/s/Mark S. Casady
-------------------------------------------------------------------------       President
Mark S. Casady


/s/Thomas W. Littauer*                                                          Chairman and Trustee
-------------------------------------------------------------------------


/s/James E. Akins*                                                              Trustee
-------------------------------------------------------------------------


/s/Arthur R. Gottschalk*                                                        Trustee
-------------------------------------------------------------------------


/s/Frederick T. Kelsey*                                                         Trustee
-------------------------------------------------------------------------


/s/Fred B. Renwick*                                                             Trustee
-------------------------------------------------------------------------


/s/James R. Edgar*                                                              Trustee
-------------------------------------------------------------------------


                                                                                Trustee
-------------------------------------------------------------------------


/s/John G. Weithers*                                                            Trustee
-------------------------------------------------------------------------


/s/John R. Hebble                                                               Treasurer
-------------------------------------------------------------------------
John R. Hebble




*Philip J. Collara signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A filed March 26, 1998 and Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed herein.

                                              /s/Philip J. Collora
                                              ----------------------------------
                                              Philip J. Collora

                            LIMITED POWER OF ATTORNEY
                            -------------------------


         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Caroline Pearson, Maureen E. Kane, and Philip J. Collora and any of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities to sign the Registration Statement of Kemper Variable Series, a Massachusetts business trust, on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any or all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.


DATED: May 27, 1999
       -------

                                                  /s/James R. Edgar
                                                  ------------------------------
                                                  James R. Edgar
                                                  Trustee

                            LIMITED POWER OF ATTORNEY
                            -------------------------


         KNOW ALL MEN BY THESE PRESENTS, that the undersigned hereby constitutes and appoints Caroline Pearson, Maureen E. Kane, and Philip J. Collora and any of them, his true and lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities to sign the Registration Statement of Kemper Variable Series, a Massachusetts business trust, on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any or all amendments thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully as all intents and purposes as he might or could do in person, hereby ratifying and confirming all said attorney-in-fact and agent may lawfully do or cause to be done by virtue hereof.


DATED: June 30, 1999
       -------------

                                                  /s/Thomas W. Littauer
                                                  ------------------------------
                                                  Thomas W. Littauer
                                                  Trustee

                                                             File No. 33-11802
                                                             File No. 811-5002



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 29
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 30

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                             KEMPER VARIABLE SERIES

                             KEMPER VARIABLE SERIES

                                  EXHIBIT INDEX

                                 Exhibit (h)(15)

                                 Exhibit (i)(1)

                                 Exhibit (i)(2)


                                       14